Equity-Based Compensation - Summary of Awards Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Professional fees	$ 11,006	$ 6,116	$ 28,954	$ 34,479	$ 42,880	$ 39,265	$ 37,118
Total Equity-based compensation	38,050	6,120	51,272	18,484	$ 24,815	$ 193,299	$ 199,052
Income tax benefit of equity-based awards	2,351	0	2,351	0
PWP Incentive Plan Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Professional fees	177	0	177	0
Total Equity-based compensation	20,917	0	20,917	0
Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Equity-based compensation	1,450	6,120	13,615	18,484
Professional Partners Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Equity-based compensation	$ 15,683	$ 0	$ 16,740	$ 0